Label	Element	Value
Ultra-Short Municipal Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Summary Prospectus and Prospectus Supplement

June 16, 2023

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Supplement dated June 16, 2023 to

the Morgan Stanley Institutional Fund Trust

Summary Prospectus and Prospectus dated January 27, 2023

Ultra-Short Municipal Income Portfolio (the “Fund”)

Morgan Stanley Institutional Fund Trust

Important Notice Regarding Change in Fund Name and Investment Policy

The Board of Trustees of Morgan Stanley Institutional Fund Trust (the “Trust”) has approved various changes to the Ultra-Short Municipal Income Portfolio (the “Fund”), including: (i) changing its name from “Ultra-Short Municipal Income Portfolio” to “Short Duration Municipal Income Portfolio”; (ii) changing its benchmark from the Bloomberg BVAL Municipal AAA Yield Curve (Callable) 3-Month Index to the ICE BofA 1-3 Year US Municipal Securities Index; (iii) amending its principal investment strategy to target a dollar-weighted average portfolio duration of less than three years, under normal circumstances, change the permissible credit quality of the Fund’s investments and permit investment in derivatives; and (iv) updating its dividend policy from declaring income dividends daily on each business day and paying them monthly to shareholders to declaring income dividends monthly and paying them to shareholders monthly. In addition, the portfolio managers for the Fund will change from Jonas Kolk and Julie Callahan to Julie P. Callahan, Paul Metheny and Carl Thompson. Each of these changes will be effective July 31, 2023 (the “Effective Date”).

Implementation of these strategy changes may result in transaction costs and have tax consequences. Based on the Fund’s current estimated capital gains and/or losses and current capital loss carryforwards, which are subject to change based on future portfolio activity during the Fund’s remaining fiscal year, such tax consequences are currently expected to be immaterial to the Fund. The Fund’s adviser, Morgan Stanley Investment Management Inc., intends to gradually transition the Fund’s portfolio holdings in order to facilitate operating consistent with the Fund’s new investment strategy beginning on the Effective Date or shortly thereafter. These changes may increase certain risks of investing in the Fund.

Accordingly, on the Effective Date, the Summary Prospectus and the Prospectus will be amended as follows:

All references to “Ultra-Short Municipal Income Portfolio” will be deleted and replaced with “Short Duration Municipal Income Portfolio.”

Risk/Return [Heading]	rr_RiskReturnHeading	Ultra-Short Municipal Income Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The sections of the Summary Prospectus titled “Principal Investment Strategies” and the Prospectus titled “Fund Summary—Ultra-Short Municipal Income Portfolio—Principal Investment Strategies” will be deleted in their entirety and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities, the income from which is exempt from federal income tax. This policy is fundamental and may not be changed without shareholder approval. The Fund may also invest in variable and floating rate demand instruments and tender option bonds.

The Fund may invest up to 100% of its assets in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals. In addition, the Fund may invest up to 20% of its assets in securities subject to federal income tax.

The Fund may invest 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, principal only municipal investments, revenue bonds and industrial development bonds) and in one or more states, territories and economic sectors (such as housing, hospitals, healthcare facilities or utilities). At least 85% of the Fund’s net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa3 or higher by Moody’s Investors Service, Inc (“Moody’s”), or BBB- or higher by either S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the Adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the Adviser (“junk bonds”). The Fund will not invest more than 5% of its net assets in obligations rated below B3 by Moody’s, or B- by either S&P or Fitch, or in unrated obligations considered to be of comparable quality by the Adviser. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used.

Under normal circumstances, the Fund intends to maintain a dollar-weighted average portfolio duration of less than three years; however, the Fund may invest in individual municipal obligations of any maturity.

The Adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the Adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis. The portfolio managers also may trade securities to seek to minimize taxable capital gains to shareholders. A portion of the Fund’s distributions generally will be subject to federal alternative minimum tax. The Fund may not be suitable for investors subject to the federal alternative minimum tax.

The Fund may, but is not required to, use derivatives and similar instruments, such as residual interest bonds, futures contracts and options thereon, interest rate swaps and forward rate agreements, for a variety of purposes, including hedging, to seek total return or as a substitute for the purchase or sale of securities. Derivative instruments used by the Fund will be counted toward the Fund’s 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Risk [Heading]	rr_RiskHeading	The following will be added to the end of the sections of the Summary Prospectus titled “Principal Risks” and the Prospectus titled “Fund Summary—Ultra-Short Municipal Income Portfolio—Principal Risks”:
Ultra-Short Municipal Income Portfolio | Residual Interest Bonds [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Residual Interest Bonds. The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond. The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when short-term rates increase. The value and market for residual interest bonds are volatile and such bonds may have limited liquidity. As required by applicable accounting standards, the Fund records interest expense as a liability with respect to floating-rate notes and also records offsetting interest income in an amount equal to this expense.
Ultra-Short Municipal Income Portfolio | Derivatives [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives. Derivatives and other similar instruments often have risks similar to those of the underlying asset or instrument, including market risk, and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.